iShares
®
U.S. Utilities ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  9 .0%
Clean Harbors, Inc.
(a)
...................... 44,329 $ 11,521,550
Republic Services, Inc. , Class A ............... 177,287 38,132,661
Waste Management, Inc. .................... 323,791 71,959,312
121,613,523
a
Electric Utilities  —  57 .3%
Alliant Energy Corp. ....................... 224,806 14,816,964
American Electric Power Co., Inc. .............. 468,240 56,083,446
Constellation Energy Corp. .................. 274,131 76,943,089
Duke Energy Corp. ....................... 680,892 82,626,244
Edison International ....................... 333,568 20,774,615
Entergy Corp. ........................... 390,816 37,475,346
Evergy, Inc. ............................. 201,424 15,455,264
Eversource Energy ....................... 325,095 22,473,817
Exelon Corp. ............................ 884,665 39,615,299
FirstEnergy Corp. ........................ 480,280 22,736,455
IDACORP, Inc. .......................... 47,221 6,270,477
NextEra Energy, Inc. ...................... 1,825,940 160,500,126
NRG Energy, Inc. ......................... 164,731 25,142,893
OGE Energy Corp. ........................ 175,590 7,669,771
PG&E Corp. ............................ 1,918,838 29,588,482
Pinnacle West Capital Corp. ................. 104,295 9,757,840
PPL Corp. ............................. 647,752 23,481,010
Southern Co. (The) ....................... 964,417 86,132,082
Xcel Energy, Inc. ......................... 518,001 39,399,156
776,942,376
a
Gas Utilities  —  3 .0%
Atmos Energy Corp. ....................... 140,076 23,300,242
MDU Resources Group, Inc. ................. 177,578 3,642,125
National Fuel Gas Co. ..................... 78,548 6,578,395
UGI Corp. .............................. 187,961 7,539,115
41,059,877
a
Independent Power and Renewable Electricity Producers  —  5 .8%
AES Corp. (The) ......................... 621,532 9,105,444
Brookfield Renewable Corp. ................. 118,261 4,924,388
Clearway Energy, Inc. , Class A ................ 30,397 1,026,507
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc. , Class C ............... 71,008 $ 2,566,939
Talen Energy Corp.
(a)
...................... 39,683 13,823,970
Vistra Corp. ............................ 296,087 46,885,376
78,332,624
a
Multi-Utilities  —  22 .4%
Ameren Corp. ........................... 236,196 24,394,323
CenterPoint Energy, Inc. .................... 570,275 22,634,215
CMS Energy Corp. ........................ 264,900 18,937,701
Consolidated Edison, Inc. ................... 315,491 33,640,805
Dominion Energy, Inc. ...................... 746,975 44,945,486
DTE Energy Co. ......................... 181,359 24,371,022
NiSource, Inc. ........................... 417,562 18,493,821
Public Service Enterprise Group, Inc. ........... 437,061 35,996,344
Sempra ............................... 571,332 49,711,597
WEC Energy Group, Inc. .................... 284,959 31,536,413
304,661,727
a
Water Utilities  —  2 .3%
American Water Works Co., Inc. ............... 170,467 22,012,404
Essential Utilities, Inc. ...................... 245,488 9,522,479
31,534,883
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,377,773,782 ) ............................... 1,354,145,010
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (c)
............................ 2,255,025 2,255,025
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,255,025 ) .................................. 2,255,025
Total Investments — 100.0%
(Cost: $ 1,380,028,807 ) ............................... 1,356,400,035
Other Assets Less Liabilities — 0 .0% ..................... 253,187
Net Assets — 100.0% ................................. $ 1,356,653,222
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 18,257  $ —  $ (19,642)
(b)
$ 1,382  $ 3  $ —  —  $ 3,560
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,356,649  —  (101,624)
(b)
—  —  2,255,025  2,255,025  74,713  —
$ —  $ 1,382  $ 3
$ 2,255,025
$ 78,273  $ —

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
U.S. Utilities ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 27 03/20/26 $ 2,364 $ 9,812
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,354,145,010  $ —  $ —  $ 1,354,145,010
Short-Term Securities
Money Market Funds ...................................... 2,255,025  —  —  2,255,025
$ 1,356,400,035  $ —  $ —  $ 1,356,400,035
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,812  $ —  $ —  $ 9,812
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.